Transactions with Related Parties, detail 1 (Details) (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	May 29, 2014	May 29, 2013	May 29, 2012	May 29, 2011
Related Party Transactions
Fixed Fee	$ 800		$ 700	$ 700	$ 700	$ 575
Variable Fee			1.25%	1.25%	1.25%
Supervision Fee			$ 550,000	$ 550,000	$ 550,000	$ 375,000
Sales Fee			1.00%	1.00%	1.00%
Acquisition Fee			1.00%	1.00%	1.00%
Supervision Fee, Description of Transaction		50% is payable upon the signing of the relevant Supervision Agreement, and 50% upon successful completion of the sea trials of each newbuild